CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Pharming Group N.V., hereafter “the Company,” “the Group” or “Pharming,” is a global biotechnology company that develops and commercializes innovative therapies for rare and ultra-rare disease with significant unmet need. We focus on immunological and genetic conditions where out scientific and commercial expertise can help advance care over the long term. Pharming is headquartered in Leiden, the Netherlands, with a significant proportion of its employees based in the U.S.
The consolidated financial statements of Pharming for the year ended December 31, 2025 and were authorized for issue in accordance with a resolution of the Board of Directors on April 1, 2026. The financial statements are subject to adoption by the Annual General Meeting of shareholders, which has been scheduled for May 28, 2026.
The headquarters and registered office of Pharming Group N.V. are located at:

Darwinweg 24
2333 CR Leiden
The Netherlands